SHARE-BASED COMPENSATION - Exercised options in 2020 and Summary of exercise ranges (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2020 shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2020 shares shares	Dec. 31, 2019 shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2019 shares shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares	Apr. 07, 2021 shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 shares	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised (in shares) | shares		7,404,000			7,914,000				26,993,000
Award vesting period	3 years
Number of share options outstanding in share-based payment arrangement (in shares)										48,588,625		50,106,488
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised (in shares)		5,343,268		5,343,268	7,913,912		7,913,912	26,993,174
Weighted average exercise price, exercised (in euro per share)			€ 0.443			€ 0.344		€ 0.291
Award vesting period	1 year
Number of share options outstanding in share-based payment arrangement (in shares)	50,106,488	50,106,488	50,106,488	50,106,488	40,327,537	40,327,537	40,327,537	34,320,956	54,901,629			50,106,488		40,327,537		34,320,956
Exercise value | €													€ 37,077		€ 25,039		€ 18,251
Exercise price range one | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares												3,225,000		4,737,500		6,578,837
Exercise value | €													674		990		1,375
Exercise price range one | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options											€ 0.063
Exercise price range one | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options											0.25
Exercise price range two | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares												6,742,863		9,187,537		14,757,996
Exercise value | €													2,259		3,100		4,994
Exercise price range two | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options											0.25
Exercise price range two | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options											0.50
Exercise price range three | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares												12,974,375		13,202,500		824,121
Exercise value | €													9,458		9,625		416
Exercise price range three | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options											0.50
Exercise price range three | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options											0.75
Exercise price range four | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares												27,164,250		13,200,000		12,160,002
Exercise value | €													€ 24,686		€ 11,324		€ 11,466
Exercise price range four | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options											0.75
Exercise price range four | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options											€ 2.50